Eaton Vance

VT Floating-Rate Income Fund

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 89.0%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.3%
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 4.65%, (6 mo. USD LIBOR + 3.50%), Maturing January 17, 2027	$498	$493,769
Dynasty Acquisition Co., Inc.
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	799	709,612
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	1,486	1,319,403
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)	133	130,035
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(3)	172	135,938
Spirit Aerosystems, Inc.
Term Loan, Maturing January 30, 2025(4)	250	248,750
TransDigm, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024	3,040	2,882,588
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025	3,443	3,262,957
WP CPP Holdings, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing April 30, 2025	2,255	1,989,656

		$11,172,708

Air Transport — 0.4%
Delta Air Lines, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027	$1,275	$1,287,551
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024	296	294,546
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027	525	534,557

		$2,116,654

Automotive — 2.8%
American Axle and Manufacturing, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024	$1,696	$1,632,940
Autokiniton US Holdings, Inc.
Term Loan, 6.52%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	611	592,609
Bright Bidco B.V.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	1,114	541,278
Chassix, Inc.
Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(5)	511	459,506
Clarios Global L.P.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	2,871	2,802,814
CS Intermediate Holdco 2, LLC
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing November 2, 2023	1,605	1,385,709

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Dayco Products, LLC
Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	$750	$479,880
Garrett LX III S.a.r.l.
Term Loan, 5.75%, (USD Prime + 2.50%), Maturing September 27, 2025	1,204	1,166,252
Garrett Motion, Inc.
DIP Loan, Maturing March 15, 2021(4)	317	318,766
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	1,325	1,282,144
IAA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	460	454,393
Tenneco, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,326	1,204,307
Thor Industries, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	440	437,844
TI Group Automotive Systems, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024	975	973,610

		$13,732,052

Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	$2,038	$1,977,112
Clipper Acquisitions Corp.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	851	842,428
OZ Management L.P.
Term Loan, 4.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	17	17,000

		$2,836,540

Building and Development — 2.6%
ACProducts, Inc.
Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025	$296	$297,916
Advanced Drainage Systems, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	195	194,878
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	2,539	2,471,651
APi Group DE, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	1,092	1,071,280
Brookfield Property REIT, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	735	599,842
CPG International, Inc.
Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024	772	771,831
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	1,530	1,479,543
LSF11 Skyscraper Holdco S.a.r.l.
Term Loan, Maturing August 7, 2027(4)	625	622,656
Quikrete Holdings, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027	2,148	2,102,400
RE/MAX International, Inc.
Term Loan, 2.98%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,885	1,866,006
Realogy Group, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025	838	806,268

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
WireCo WorldGroup, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 30, 2023	$357	$312,831

		$12,597,102

Business Equipment and Services — 8.1%
Adtalem Global Education, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$293	$288,118
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025	599	643,388
AlixPartners, LLP
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024	566	553,356
Allied Universal Holdco, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	2,285	2,264,707
Amentum Government Services Holdings, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 1, 2027	698	692,140
AppLovin Corporation
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	3,791	3,747,549
ASGN Incorporated
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	574	568,166
Asplundh Tree Expert, LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027	725	725,151
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	471	470,006
Bracket Intermediate Holding Corp.
Term Loan, 4.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	735	722,138
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024	1,672	1,565,735
Camelot U.S. Acquisition 1 Co.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 30, 2026	1,340	1,322,010
Term Loan, Maturing October 30, 2026(4)	700	698,396
Cardtronics USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027	399	399,623
CCC Information Services, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024	3,808	3,787,098
Ceridian HCM Holding, Inc.
Term Loan, 2.60%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	2,083	2,020,025
CM Acquisition Co.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023	164	156,766
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	1,496	1,490,795
EIG Investors Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023	1,501	1,497,513
Garda World Security Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	1,202	1,197,104
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	1,471	1,457,562
Illuminate Buyer, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 16, 2027	575	571,646

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
IRI Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	$3,519	$3,485,644
Iron Mountain, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	634	613,681
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025	859	788,219
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027	249	243,348
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024	1,037	789,674
PGX Holdings, Inc.
Term Loan, 6.25%, (12 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing September 29, 2023	656	554,395
Rockwood Service Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing January 23, 2027	348	346,509
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022	2,715	2,667,978
Trans Union, LLC
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing November 16, 2026	1,224	1,197,767
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	908	893,250
West Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024	244	221,618
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024	1,066	974,991

		$39,616,066

Cable and Satellite Television — 3.4%
Altice France S.A.
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$491	$478,109
Charter Communications Operating, LLC
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027	2,079	2,037,740
CSC Holdings, LLC
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	3,506	3,401,239
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027	933	907,531
Mediacom Illinois, LLC
Term Loan, 1.86%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024	138	137,730
Numericable Group S.A.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	2,334	2,229,789
UPC Broadband Holding B.V.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028	625	603,594
Term Loan, Maturing January 31, 2029(4)	1,200	1,165,800
Term Loan, Maturing January 31, 2029(4)	1,200	1,165,800
Virgin Media Bristol, LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028	3,725	3,627,219
Term Loan, Maturing January 31, 2029(4)	750	739,018

		$16,493,569

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Chemicals and Plastics — 4.1%
Aruba Investments, Inc.
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 7, 2025	$700	$698,250
Axalta Coating Systems US Holdings, Inc.
Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	1,978	1,935,123
Element Solutions, Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026	565	553,681
Ferro Corporation
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	241	238,024
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	246	243,199
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	290	285,847
Flint Group GmbH
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023	240	218,822
Flint Group US, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023	1,454	1,323,693
Gemini HDPE, LLC
Term Loan, 2.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	715	700,746
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026	163	161,901
Messer Industries GmbH
Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	1,481	1,456,393
Minerals Technologies, Inc.
Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(5)	945	937,940
Momentive Performance Materials, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	2,839	2,730,233
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025	999	926,088
PQ Corporation
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027	1,297	1,294,805
Rohm Holding GmbH
Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	273	245,980
Starfruit Finco B.V.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	854	828,109
Trinseo Materials Operating S.C.A.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing September 6, 2024	1,331	1,302,935
Univar, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	3,449	3,410,549
Venator Materials Corporation
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	267	259,081

		$19,751,399

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024	$151	$148,662

		$148,662

Containers and Glass Products — 1.5%
Berry Global, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026	$765	$743,575

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
BWAY Holding Company
Term Loan, 3.52%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	$1,363	$1,290,369
Flex Acquisition Company, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023	1,964	1,921,572
Term Loan, 3.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	650	632,297
Libbey Glass, Inc.
DIP Loan, 12.00%, (USD LIBOR + 11.00%, Floor 1.00%), Maturing November 27, 2020(5)	308	309,923
DIP Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 2.00% cash, 2.00% PIK, Maturing November 30, 2020	310	317,564
Term Loan, 0.00%, Maturing April 9, 2021(7)	1,089	187,905
Pelican Products, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025	464	445,353
Reynolds Group Holdings, Inc.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	342	339,030
Term Loan, 5.00%, (USD Prime + 1.75%), Maturing February 5, 2023	363	359,847
Term Loan, Maturing February 3, 2026(4)	900	897,750

		$7,445,185

Cosmetics/Toiletries — 0.6%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023	$2,938	$2,927,979

		$2,927,979

Drugs — 3.9%
Akorn, Inc.
DIP Loan, 10.50%, (1 mo. USD LIBOR + 9.50%, Floor 1.00%), Maturing November 17, 2020	$69	$69,538
Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021	1,590	1,355,447
Albany Molecular Research, Inc.
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 30, 2025	500	495,000
Alkermes, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023	185	183,836
Amneal Pharmaceuticals, LLC
Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	2,114	2,000,801
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023	698	649,379
Bausch Health Companies, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	3,020	2,965,467
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026	665	663,213
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024	2,844	2,726,097
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.10%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027	3,040	2,984,097
Horizon Therapeutics USA, Inc.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing May 22, 2026	668	663,783

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 24, 2024	$4,406	$3,711,801
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 24, 2025	416	353,974

		$18,822,433

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023	$2,546	$2,543,148
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025	1,424	1,369,288
GFL Environmental, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 30, 2025	1,670	1,665,515
US Ecology Holdings, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026	199	196,515

		$5,774,466

Electronics/Electrical — 18.4%
Allegro Microsystems, Inc.
Term Loan, Maturing September 30, 2027(4)	$350	$349,563
Applied Systems, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 19, 2024	2,657	2,647,434
Aptean, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	592	577,684
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027	597	599,985
Banff Merger Sub, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	4,563	4,441,211
Castle US Holding Corporation
Term Loan, 3.97%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	730	704,440
Celestica, Inc.
Term Loan, 2.27%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025	253	248,115
Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	210	207,900
Cohu, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,127	1,087,416
CommScope, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	4,346	4,245,669
Cornerstone OnDemand, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027	1,250	1,249,610
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024	891	865,604
Datto, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	296	296,204
ECI Macola/Max Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024	560	556,760
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024	1,897	1,894,427
Epicor Software Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027	5,291	5,278,218

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
EXC Holdings III Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024	$340	$336,971
Finastra USA, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024	4,162	3,911,676
Fiserv Investment Solutions, Inc.
Term Loan, 5.02%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027	399	398,127
GlobalLogic Holdings, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 14, 2027	500	497,500
Go Daddy Operating Company, LLC
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024	1,912	1,874,546
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 10, 2027	723	714,148
Hyland Software, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024	4,548	4,531,196
Infoblox, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	1,166	1,169,687
Informatica, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027	4,403	4,307,478
LogMeIn, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027	900	871,500
MA FinanceCo., LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	339	325,227
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025	1,375	1,370,703
MACOM Technology Solutions Holdings, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	782	760,999
Marcel LUX IV S.a.r.l.
Term Loan, 3.39%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026	1,679	1,638,880
Term Loan, Maturing September 22, 2027(4)	275	274,313
Milano Acquisition Corp.
Term Loan, Maturing October 1, 2027(4)	1,825	1,810,172
Mirion Technologies, Inc.
Term Loan, 4.27%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026	1,010	1,007,964
MTS Systems Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023	322	319,235
NCR Corporation
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	1,188	1,160,528
Recorded Books, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing August 29, 2025	189	187,748
Redstone Buyer, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027	1,525	1,520,234
Seattle Spinco, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	2,290	2,196,481
SGS Cayman L.P.
Term Loan, 5.60%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	372	324,670
SkillSoft Corporation
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	346	349,089
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	1,142	1,130,547
SolarWinds Holdings, Inc.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	4,424	4,353,702

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Solera, LLC
Term Loan, 2.94%, (2 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	$3,883	$3,808,843
Sophia L.P.
Term Loan, Maturing October 7, 2027(4)	250	248,789
STG-Fairway Holdings, LLC
Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing January 31, 2027	998	972,978
SurveyMonkey, Inc.
Term Loan, 3.86%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	898	894,965
Sutherland Global Services, Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	1,600	1,394,768
Syncsort Incorporated
Term Loan, 6.51%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	1,067	1,052,991
Tech Data Corporation
Term Loan, 3.64%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	800	802,666
Tibco Software, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	3,412	3,335,147
TTM Technologies, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	428	421,610
Uber Technologies, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	2,608	2,594,205
Ultimate Software Group, Inc. (The)
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,337	1,327,834
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026	2,775	2,770,882
Ultra Clean Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	612	612,054
Verifone Systems, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,710	1,541,944
Veritas US, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025	1,625	1,590,875
VS Buyer, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	2,836	2,796,758
Vungle, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	495	492,525

		$89,253,395

Equipment Leasing — 0.3%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025	$1,493	$1,461,654

		$1,461,654

Financial Intermediaries — 1.5%
Aretec Group, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	$1,822	$1,741,939
Claros Mortgage Trust, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	569	551,461
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(7)	1,666	399,879
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025	195	195,000
FinCo I, LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	583	580,705

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025	$374	$364,711
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	999	946,908
LPL Holdings, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026	1,488	1,467,053
Victory Capital Holdings, Inc.
Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	888	876,992
Virtus Investment Partners, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024	317	315,823

		$7,440,471

Food Products — 2.8%
Alphabet Holding Company, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,954	$1,906,711
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024	254	255,397
B&G Foods, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026	165	165,089
Froneri International, Ltd.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027	1,521	1,468,659
H Food Holdings, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	562	548,889
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	368	361,760
HLF Financing S.a.r.l.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	1,606	1,585,837
Jacobs Douwe Egberts International B.V.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	2,844	2,833,513
JBS USA LUX S.A.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	4,179	4,087,607
Shearer’s Foods, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027	250	249,250

		$13,462,712

Food Service — 0.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	$1,205	$1,160,174

		$1,160,174

Food/Drug Retailers — 0.1%
BW Gas & Convenience Holdings, LLC
Term Loan, 6.40%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024	$457	$459,759

		$459,759

Forest Products — 0.0%(6)
Clearwater Paper Corporation
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing July 26, 2026	$166	$165,626

		$165,626

Health Care — 6.5%
Acadia Healthcare Company, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	$159	$158,396
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023	548	420,662

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
athenahealth, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	$1,976	$1,954,002
Avantor Funding, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024	601	593,652
BioClinica Holding I L.P.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023	1,201	1,162,343
BW NHHC Holdco, Inc.
Term Loan, 5.27%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	758	652,333
CeramTec AcquiCo GmbH
Term Loan, 3.26%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	812	771,184
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024(5)	578	567,664
CryoLife, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024	365	362,864
Ensemble RCM, LLC
Term Loan, 4.01%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	396	392,535
Envision Healthcare Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	4,079	2,941,697
Gentiva Health Services, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	1,906	1,869,824
Greatbatch, Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022	1,897	1,896,057
Hanger, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	1,220	1,214,259
IQVIA, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024	553	546,795
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	880	870,029
Medical Solutions, LLC
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024	793	767,460
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023	3,161	3,114,592
National Mentor Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	22	21,363
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	472	468,011
Navicure, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026	325	318,500
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022	889	779,251
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,867	1,793,253
Phoenix Guarantor, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	960	939,560
RadNet, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023	1,325	1,310,413
Select Medical Corporation
Term Loan, 2.78%, (6 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	1,469	1,436,055

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024	$2,160	$1,819,871
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024	1,318	1,247,746
Verscend Holding Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,272	1,264,650

		$31,655,021

Home Furnishings — 0.7%
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	$888	$889,480
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	2,935	2,399,686

		$3,289,166

Industrial Equipment — 3.8%
AI Alpine AT Bidco GmbH
Term Loan, 4.21%, (6 mo. USD LIBOR + 3.00%), Maturing October 31, 2025	$197	$182,745
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024	975	924,251
CFS Brands, LLC
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025	684	611,743
Clark Equipment Company
Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024	794	770,596
CPM Holdings, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	860	811,196
Delachaux Group S.A.
Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026	371	357,328
DexKo Global, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024	605	592,260
DXP Enterprises, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023	326	320,541
Engineered Machinery Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024	1,337	1,307,101
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024	246	242,555
EWT Holdings III Corp.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024	3,512	3,471,388
Filtration Group Corporation
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	560	550,449
Gardner Denver, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	1,143	1,108,370
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2027	898	886,903
Ingersoll-Rand Services Company
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	970	940,415
LTI Holdings, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	1,399	1,301,029
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	149	138,662
Robertshaw US Holding Corp.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025	1,706	1,485,859

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Thermon Industries, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024	$192	$190,783
Titan Acquisition Limited
Term Loan, 3.36%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	2,191	2,076,192

		$18,270,366

Insurance — 3.8%
Alliant Holdings Intermediate, LLC
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025	$970	$943,880
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	370	364,411
AmWINS Group, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024	3,009	2,989,340
AssuredPartners Capital, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 12, 2027	373	373,125
AssuredPartners, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027	149	144,818
Asurion, LLC
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	2,528	2,501,105
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	1,969	1,942,404
Term Loan - Second Lien, 6.65%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,785	1,792,657
Hub International Limited
Term Loan, 3.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025	2,187	2,117,066
NFP Corp.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027	1,876	1,801,532
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027	650	646,750
USI, Inc.
Term Loan, 3.22%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	2,040	1,977,083
Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026	1,017	1,013,370

		$18,607,541

Leisure Goods/Activities/Movies — 3.7%
Ancestry.com Operations, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026	$2,216	$2,216,039
Bombardier Recreational Products, Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027	1,072	1,041,470
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027	500	508,125
ClubCorp Holdings, Inc.
Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	1,783	1,536,638
Crown Finance US, Inc.
Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	1,710	1,165,518
Term Loan, 3.02%, (6 mo. USD LIBOR + 2.75%), Maturing September 30, 2026	1,089	730,719
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024	1,684	1,642,683
Emerald Expositions Holding, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2024	435	393,538

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Match Group, Inc.
Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027	$525	$517,781
Playtika Holding Corp.
Term Loan, 7.00%, (6 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024	2,845	2,855,782
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024	885	836,600
SRAM, LLC
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(5)	692	692,140
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025	361	346,636
Travel Leaders Group, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	2,752	2,039,180
UFC Holdings, LLC
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026	1,466	1,448,610

		$17,971,459

Lodging and Casinos — 1.3%
Boyd Gaming Corporation
Term Loan, 2.36%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	$786	$766,484
Golden Nugget, Inc.
Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023	2,089	1,881,988
GVC Holdings (Gibraltar) Limited
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing March 29, 2024	804	793,315
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	1,086	961,189
Stars Group Holdings B.V. (The)
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	2,024	2,027,440

		$6,430,416

Nonferrous Metals/Minerals — 0.1%
American Consolidated Natural Resources, Inc.
Term Loan, 13.15%, (1 mo. USD LIBOR + 13.00%), Maturing September 16, 2025	$397	$276,224
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2021(7)	215	15,061
Oxbow Carbon, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	410	403,543

		$694,828

Oil and Gas — 2.5%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022	$525	$459,262
Apergy Corporation
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	126	123,359
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027	173	172,380
Blackstone CQP Holdco L.P.
Term Loan, 3.73%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	1,881	1,845,601
Centurion Pipeline Company, LLC
Term Loan, 4.14%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025	150	147,000
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	221	218,852

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CITGO Holding, Inc.
Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	$198	$186,615
CITGO Petroleum Corporation
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024	2,811	2,680,613
Delek US Holdings, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	1,980	1,876,508
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	423	412,832
Fieldwood Energy, LLC
DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%), Maturing August 4, 2021(2)	112	112,950
Term Loan, 0.00%, Maturing April 11, 2022(7)	761	199,697
McDermott Technology Americas, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	18	15,650
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2025	234	190,309
Prairie ECI Acquiror L.P.
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	1,275	1,155,338
PSC Industrial Holdings Corp.
Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	1,289	1,227,356
RDV Resources Properties, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(3)	172	111,903
Sunrise Oil & Gas Properties, LLC
Term Loan - First Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	50	44,971
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	51	40,060
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	59	29,773
UGI Energy Services, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	765	764,356

		$12,015,385

Publishing — 0.8%
Alchemy Copyrights, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027	$300	$300,000
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	844	835,394
Getty Images, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,315	1,234,352
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(7)	488	70,290
Nielsen Finance, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025	599	598,500
ProQuest, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	637	630,965

		$3,669,501

Radio and Television — 3.2%
Cumulus Media New Holdings, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 31, 2026	$396	$376,200

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Diamond Sports Group, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	$1,630	$1,271,414
Entercom Media Corp.
Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	1,405	1,327,982
Hubbard Radio, LLC
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	485	466,088
iHeartCommunications, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	1,017	967,464
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 1, 2026	249	241,270
Nexstar Broadcasting, Inc.
Term Loan, 2.39%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,148	1,120,697
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	3,384	3,320,795
Sinclair Television Group, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	2,142	2,091,594
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	1,490	1,459,058
Terrier Media Buyer, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	1,315	1,285,802
Townsquare Media, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 1, 2022	991	946,355
Univision Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	150	144,367
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 15, 2026	541	527,282

		$15,546,368

Retailers (Except Food and Drug) — 1.7%
Apro, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	$943	$933,966
Ascena Retail Group, Inc.
DIP Loan, 12.75%, (1 mo. USD LIBOR + 11.75%, Floor 1.00%), Maturing March 16, 2021	358	483,727
Term Loan, 0.00%, Maturing August 21, 2022(7)	1,032	228,691
Bass Pro Group, LLC
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	1,222	1,214,996
BJ’s Wholesale Club, Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	1,734	1,707,054
Coinamatic Canada, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	152	149,668
David’s Bridal, Inc.
Term Loan, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	223	205,613
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	259	210,395
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	662	645,127
PetSmart, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 11, 2022	2,000	1,997,858
PFS Holding Corporation
Term Loan, 0.00%, Maturing January 31, 2021(7)	1,084	422,711

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(3)(7)	$331	$161,406

		$8,361,212

Steel — 0.5%
Neenah Foundry Company
Term Loan, 9.19%, (2 mo. USD LIBOR + 9.00%), Maturing December 13, 2022	$485	$424,258
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	653	628,203
Zekelman Industries, Inc.
Term Loan, 2.14%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	1,239	1,202,943

		$2,255,404

Surface Transport — 0.6%
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	$395	$381,227
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	2,147	2,070,352
XPO Logistics, Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	450	443,297

		$2,894,876

Telecommunications — 4.4%
Cablevision Lightpath, LLC
Term Loan, Maturing September 15, 2027(4)	$225	$223,734
CenturyLink, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	3,146	3,028,510
Ciena Corporation
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025	887	882,251
Digicel International Finance Limited
Term Loan, 3.80%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	1,403	1,239,666
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021	120	119,625
Term Loan, 0.00%, Maturing January 6, 2023(7)	804	559,884
Intelsat Jackson Holdings S.A.
DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(2)	533	544,159
Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023	500	503,875
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024	1,300	1,314,161
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(3)	596	430,829
Level 3 Financing, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	3,323	3,222,404
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024	1,295	1,245,631
Plantronics, Inc.
Term Loan, 2.65%, (USD LIBOR + 2.50%), Maturing July 2, 2025(5)	989	932,516
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023	731	569,766
T-Mobile USA, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2027	2,145	2,145,582

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Zayo Group Holdings, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027	$816	$793,673
Ziggo Financing Partnership
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	3,525	3,407,011

		$21,163,277

Utilities — 0.6%
Brookfield WEC Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025	$1,019	$995,800
Calpine Corporation
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026	716	698,262
Longview Power, LLC
Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), Maturing July 30, 2025(3)	144	114,986
Vistra Operations Company, LLC
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2025	1,005	991,857

		$2,800,905

Total Senior Floating-Rate Loans (identified cost $451,784,382)		$432,464,331

Corporate Bonds & Notes — 6.0%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.1%
Spirit AeroSystems, Inc.
5.50%, 1/15/25(8)(9)	$250	$252,500
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd.
8.00%, 9/20/25(8)	225	238,673

		$491,173

Air Transport — 0.2%
Delta Air Lines, Inc./SkyMiles IP, Ltd.
4.50%, 10/20/25(8)	$550	$564,913
4.75%, 10/20/28(8)	550	571,441

		$1,136,354

Automotive — 0.1%
Clarios Global, L.P.
6.75%, 5/15/25(8)	$200	$210,814
6.25%, 5/15/26(8)	325	341,388

		$552,202

Building and Development — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(8)	$250	$254,485
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 5/15/28(8)	300	312,383

		$566,868

Security	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.4%
Allied Universal Holdco, LLC
6.625%, 7/15/26(8)	$575	$613,094
Garda World Security Corp.
4.625%, 2/15/27(8)	700	705,250
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(8)	575	603,390

		$1,921,734

Cable and Satellite Television — 0.8%
Altice France S.A.
7.375%, 5/1/26(8)	$1,000	$1,048,950
5.50%, 1/15/28(8)	400	405,500
5.125%, 1/15/29(8)	100	99,967
Ziggo B.V.
5.50%, 1/15/27(8)	2,248	2,358,928

		$3,913,345

Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.125%, 7/15/23(8)	$1,080	$1,094,040
4.00%, 10/15/27(8)(9)	450	453,465

		$1,547,505

Diversified Financial Services — 0.1%
AG Issuer, LLC
6.25%, 3/1/28(8)	$350	$349,125

		$349,125

Drugs — 0.3%
Bausch Health Companies, Inc.
7.00%, 3/15/24(8)	$925	$958,300
5.50%, 11/1/25(8)	575	589,231

		$1,547,531

Ecological Services and Equipment — 0.1%
GFL Environmental, Inc.
4.25%, 6/1/25(8)	$475	$480,641

		$480,641

Electronics/Electrical — 0.5%
CommScope, Inc.
6.00%, 3/1/26(8)	$2,000	$2,087,430
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 9/1/25(8)	550	567,875

		$2,655,305

Entertainment — 0.0%(6)
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(8)	$200	$213,125

		$213,125

Security	Principal Amount (000’s omitted)	Value
Food Products — 0.2%
Del Monte Foods, Inc.
11.875%, 5/15/25(8)	$750	$793,594

		$793,594

Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)	$800	$719,000

		$719,000

Health Care — 0.8%
Avantor, Inc.
6.00%, 10/1/24(8)	$3,500	$3,661,875

		$3,661,875

Industrial Equipment — 0.0%(6)
Clark Equipment Co.
5.875%, 6/1/25(8)	$100	$103,750

		$103,750

Leisure Goods/Activities/Movies — 0.1%
Sabre GLBL, Inc.
9.25%, 4/15/25(8)	$225	$248,050
7.375%, 9/1/25(8)	175	177,013
SeaWorld Parks & Entertainment, Inc.
8.75%, 5/1/25(8)	200	212,375

		$637,438

Machinery — 0.1%
Vertical U.S. Newco, Inc.
5.25%, 7/15/27(8)	$350	$364,399

		$364,399

Oil and Gas — 0.2%
CITGO Petroleum Corp.
7.00%, 6/15/25(8)	$1,025	$1,012,828

		$1,012,828

Packaging & Containers — 0.0%(6)
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC
6.00%, 9/15/28(8)	$25	$25,398

		$25,398

Radio and Television — 0.5%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(8)	$500	$354,957
iHeartCommunications, Inc.
6.375%, 5/1/26	47	48,974
8.375%, 5/1/27	85	83,934
5.25%, 8/15/27(8)	150	146,504
4.75%, 1/15/28(8)	200	188,828

Security	Principal Amount (000’s omitted)	Value
Univision Communications, Inc.
5.125%, 2/15/25(8)	$1,500	$1,424,062

		$2,247,259

Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer
5.875%, 10/1/28(8)	$550	$552,750

		$552,750

Software and Services — 0.2%
Boxer Parent Co., Inc.
7.125%, 10/2/25(8)	$375	$401,063
Logan Merger Sub, Inc.
5.50%, 9/1/27(8)	375	381,328

		$782,391

Telecommunications — 0.4%
CenturyLink, Inc.
4.00%, 2/15/27(8)	$1,225	$1,246,168
Vmed O2 UK Financing I PLC
4.25%, 1/31/31(8)	750	766,406

		$2,012,574

Utilities — 0.2%
Calpine Corp.
5.25%, 6/1/26(8)	$700	$729,361
4.50%, 2/15/28(8)	250	256,455

		$985,816

Total Corporate Bonds & Notes (identified cost $28,754,906)		$29,273,980

Common Stocks — 0.9%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(10)(11)	24	$355,355

		$355,355

Automotive — 0.0%(6)
Dayco Products, LLC(10)(11)	15,250	$114,375

		$114,375

Business Equipment and Services — 0.0%(6)
Crossmark Holdings, Inc.(10)(11)	3,059	$175,893

		$175,893

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(10)(11)	30,229	$309,847

		$309,847

Electronics/Electrical — 0.3%
Answers Corp.(3)(10)(11)	20,672	$15,297
Software Luxembourg Holding S.A.(10)(11)	10,695	1,550,775

		$1,566,072

Nonferrous Metals/Minerals — 0.0%(6)

Security	Shares	Value
Acnr Holdings, Inc.(10)(11)	2,056	$23,644

		$23,644

Oil and Gas — 0.2%
AFG Holdings, Inc.(3)(10)(11)	17,136	$338,950
Fieldwood Energy, Inc.(10)(11)	5,122	512
McDermott International, Ltd.(10)(11)	103,251	247,802
RDV Resources, Inc., Class A(3)(10)(11)	10,680	0
Samson Resources II, LLC, Class A(3)(11)	33,971	220,812
Sunrise Oil & Gas, Inc., Class A(10)(11)	7,468	52,276

		$860,352

Publishing — 0.1%
ION Media Networks, Inc.(3)(10)(11)	399	$258,951

		$258,951

Radio and Television — 0.0%(6)
Clear Channel Outdoor Holdings, Inc.(10)(11)	19,512	$19,512
Cumulus Media, Inc., Class A(10)(11)	24,069	129,250
iHeartMedia, Inc., Class A(10)(11)	8,298	67,380

		$216,142

Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC(3)(10)(11)	17,912	$162,820

		$162,820

Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(3)(10)(11)	36,023	$292,869

		$292,869

Total Common Stocks (identified cost $5,518,802)		$4,336,320

Preferred Stocks — 0.1%

Security	Shares	Value
Financial Services — 0.0%(6)
DBI Investors, Inc., Series A-1(3)(10)(11)	839	$67,397

		$67,397

Nonferrous Metals/Minerals — 0.0%(6)
Acnr Holdings, Inc.(10)(11)	971	$14,565

		$14,565

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(10)(11)	494	$39,520
David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(10)(11)	2,012	162,892

		$202,412

Total Preferred Stocks (identified cost $162,891)		$284,374

Exchange-Traded Funds — 0.7%

Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	76,000	$3,398,720

Total Exchange-Traded Funds (identified cost $3,501,320)		$3,398,720

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22 (3)(10)(11)	3,427	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(10)(11)	1,168	$351
Paragon Offshore Finance Company, Class B(10)(11)	584	7,154

Total Miscellaneous (identified cost $12,702)		$7,505

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(12)	3,193,147	$3,193,147

Total Short-Term Investments (identified cost $3,193,147)		$3,193,147

Total Investments — 97.3% (identified cost $492,928,150)		$472,958,377

Less Unfunded Loan Commitments — (0.1)%		$(487,071)

Net Investments — 97.2% (identified cost $492,441,079)		$472,471,306

Other Assets, Less Liabilities — 2.8%		$13,463,582

Net Assets — 100.0%		$485,934,888

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2020, the total value of unfunded loan commitments is $490,766.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after September 30, 2020, at which time the interest rate will be determined.

(5)

The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $29,141,072 or 6.0% of the Fund’s net assets.

(9)	When-issued security.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at September 30, 2020.

At September 30, 2020, the value of the Fund’s investment in affiliated funds was $3,193,147, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$36,378,249	$209,857,572	$(243,045,150)	$3,197	$(721)	$3,193,147	$137,199	3,193,147

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$431,022,198	$955,062	$431,977,260
Corporate Bonds & Notes	—	29,273,980	—	29,273,980
Common Stocks	773,791	1,917,475	1,645,054	4,336,320
Preferred Stocks	—	14,565	269,809	284,374
Exchange-Traded Funds	3,398,720	—	—	3,398,720
Warrants	—	—	0	0
Miscellaneous	—	7,505	—	7,505
Short-Term Investments	—	3,193,147	—	3,193,147
Total Investments	$4,172,511	$465,428,870	$2,869,925	$472,471,306

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.